SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  4
     FILER
      CIK  0000882889
      CCC   wsp#q7ir
      FILE-NUMBER  33-49149
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  33-49149
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 8
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 668           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 668
California Insured Trust 205                           51,345.101 Units
Florida Insured Trust 171                              44,904.642 Units
Massachusetts Insured Trust 98                         56,661.471 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                    California Insured   Florida Insured      Massachusetts

                                                        Trust 205           Trust 171        Insured Trust 98

-------------------------------------------------  ------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...............   $    4,985,000      $    4,565,000      $    5,690,000

Number of Units..................................       50,796.639          44,754.642          56,611.471

Fractional Undivided Interest in

  Trust Per Unit.................................   1/  50,796.639      1/  44,754.642      1/  56,611.471

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust........   $    5,107,147      $    4,680,919      $    5,814,004

    Plus Sales Charge <F1>.......................   $      146,153      $      258,351      $       81,512

      Total......................................   $    5,253,300      $    4,939,270      $    5,895,516

    Divided by Number of Units...................   $    103.42         $    110.36         $    104.14

    Plus Cash Per Unit <F2>......................   $(     0.28)        $(     0.30)        $(     0.12)

    Public Offering Price Per Unit <F3>..........   $    103.14         $    110.06         $    104.02

Redemption Price Per Unit (exclusive of

  accrued interest)..............................   $    100.26         $    104.29         $    102.58

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)................   $    100.26         $    104.29         $    102.58

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.................   $      2.88         $      5.77         $      1.44

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit............   $      2.88         $      5.77         $      1.44

    Par Value Per Unit <F4>......................   $     99.02         $    101.73         $    101.21

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income.......................   $      5.7357       $      5.7846       $      6.0497

    Less Estimated Annual Expense................   $      0.1540       $      0.1594       $      0.1566

    Net Annual Interest Income...................   $      5.5817       $      5.6252       $      5.8931

Daily Rate of Accrual Per Unit...................   $      0.01550      $      0.01563      $      0.01637

Trustee's Annual Fee per $1000 principal (6).....   $      1.1200       $      1.1200       $      1.1200

Estimated Current Return <F5>....................          5.41%               5.11%               5.67%

Estimated Long Term Return <F5>..................          2.77%               3.93%               3.61%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the California Insured

Trust 205, Florida Insured Trust 171 and Massachusetts Insured Trust 98,

respectively, $103.14, $110.06 and $104.02, accrued interest to the settlement date of $.25, $.98 and $.78, for a total price of $103.39, $111.04 and

$104.80, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for California Insured Trust 205, Florida Insured Trust 171

and Massachusetts Insured Trust 98 will be $0.8000,$0.8000 and $0.8000, under the quarterly distribution option and $0.6100,$0.6100 and $0.6100, under the semi-annual distribution option.






      PAGE   4






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established .....................................................................  December 4,1992

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   5
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                           CALIFORNIA INSURED TRUST 205

                                   (Series 668)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $4,984,127) (Note 1) ............... $   5,279,640

     Accrued interest receivable ................................        86,631

                                                                  --------------



               Total assets ..................................... $   5,366,271

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      86,285

     Accrued trustee and evaluator fees .........................           873

                                                                  --------------



               Total liabilities ................................ $      87,158

                                                                  --------------



               Net assets, applicable to 51,345 units of

                 fractional undivided interest outstanding ...... $   5,279,113

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 70,000 units sold ............ $   7,130,404

       Less initial underwriting commission (Note 1) ............  (    349,359)

                                                                  --------------

                                                                  $   6,781,045

     Less cost of 18,655 units redeemed .........................  (  1,912,702)

                                                                  --------------

                                                                  $   4,868,343

     Undistributed net investment income ........................        34,611

     Unrealized appreciation (depreciation) of investments ......       295,513

     Accumulated net realized gain (loss) from

       investment transactions ..................................        80,646

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   5,279,113

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      29,425        $     102.14    $       .68    $     102.82

     Quarterly................       6,457              102.14            .68          102.82

     Semi-Annual..............      15,463              102.14            .68          102.82

                                ---------------  ============  ==============  ===========

                                    51,345

                                ===============







See accompanying notes to financial statements.



      PAGE   6
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                        CALIFORNIA INSURED TRUST 205

                                                (Series 668)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       312,113   $       336,729   $       360,880

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         6,395   $         6,872   $         7,228

    Evaluator fees ..................................              905               970             1,037

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         7,300   $         7,842   $         8,265

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       304,813   $       328,887   $       352,615

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         9,846   $        15,596   $        43,453

    Net change in unrealized appreciation or

      depreciation of investments ...................   (        6,412)   (      267,645)           78,017

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $         3,434   $(      252,049)  $       121,470

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       308,247   $        76,838   $       474,085

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       304,813   $       328,887   $       352,615

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            9,846            15,596            43,453

  Net change in unrealized appreciation or

    depreciation of investments .....................   (        6,412)   (      267,645)           78,017

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       308,247   $        76,838   $       474,085

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      306,643)  $(      363,943)  $(      360,081)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      306,643)  $(      363,943)  $(      360,081)

                                                       ----------------  ----------------  ----------------



Redemption of 3,162, 3,684 and

    5,937 units, respectively .......................  $(      321,253)  $(      383,486)  $(      626,370)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      319,649)  $(      670,591)  $(      512,366)



Net assets at beginning of year .....................        5,598,762         6,269,353         6,781,719

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $34,611,$36,442 and $71,498,respectively) ..........  $     5,279,113   $     5,598,762   $     6,269,353

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   7
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 205

                                                            (Series 668)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    265,000        State of California, Various Purpose General         No Optional Call    AAA        Aaa     $    167,392

                     Obligation Bonds, 0.000% Due 11/1/2010. (Original

                     issue discount bonds delivered on or about

                     December 8, 1992 at a price of 32.105% of

                     principal amount.)



     500,000        State of California, Various Purpose General         2002 at 102         AAA        Aaa          516,540

                     Obligation Bonds, 6.250% Due 10/1/2019.



     275,000        California Health Facilities Financing Authority,    2002 at 102         AAA        Aaa          283,649

                     Insured Health Facility Revenue Bonds (Catholic

                     Healthcare West), 1992 Series A, 6.000% Due

                     7/1/2013.



   1,000,000        California Health Facilities Financing Authority,    2002 at 102         AAA        Aaa        1,021,420

                     Insured Hospital Revenue Bonds (San Diego Hospital

                     Association), Series 1992B, 6.125% Due 8/1/2022.



     460,000        State Public Works Board of the State of             2002 at 102         AAA        Aaa          485,245

                     California, Lease Revenue Bonds (The Regents of

                     the University of California) 1992 Series A

                     (Various University of California Projects),

                     6.400% Due 12/1/2016. (Escrow Secured To Optional

                     Redemption Date.)



   1,000,000        California State University, Northridge Student      2002 at 102         AAA        Aaa        1,049,690

                     Union Revenue Bonds, Series B, 6.250% Due

                     11/1/2019. (Escrow Secured To Optional Redemption

                     Date.)



     500,000        Community Development Agency of the City of          2001 at 102         AAA        Aaa          516,320

                     Coronado (California), Coronado Community

                     Development Project, 1992 Tax Allocation Bonds,

                     6.300% Due 9/1/2022. (Escrow Secured To Optional

                     Redemption Date.)



     235,000        Las Virgenes Municipal Water District, Los Angeles   2001 at 102         AAA        Aaa          243,526

                     County, California, Certificates of Participation

                     (1991 Capital Improvements Project), 6.300% Due

                     11/1/2016. (Escrow Secured To Optional Redemption

                     Date.)





      PAGE   8






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 205

                                                            (Series 668)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    785,000        Los Angeles County Transportation Commission         2002 at 102         AAA        Aaa     $    817,358

                     (California), Proposition C Sales Tax Revenue

                     Bonds, Second Senior Bonds, Series 1992-A, 6.000%

                     Due 7/1/2023. (Original issue discount bonds

                     delivered on or about November 17, 1992 at a price

                     of 91.172% of principal amount.) (Escrow Secured

                     To Optional Redemption Date.)



     175,000        City of Los Angeles, California, Wastewater System   2000 at 102         AAA        Aaa          178,500

                     Revenue Bonds, Series 1991-D, 6.250% Due

                     12/1/2015. (Original issue discount bonds

                     delivered on or about December 19, 1991 at a price

                     of 94.664% of principal amount.) (Escrow Secured

                     To Optional Redemption Date.)



------------                                                                                                    ------------

$  5,195,000                                                                                                    $  5,279,640

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on six Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Health Care

Facility Revenue,  2 .



Approximately 25% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.







      PAGE   9






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 205

                                                            (Series 668)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Approximately 24% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 10 obligations issued by entities located in California.

      PAGE  10
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            FLORIDA INSURED TRUST 171

                                   (Series 668)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $4,301,788) (Note 1) ............... $   4,577,894

     Accrued interest receivable ................................        80,641

                                                                  --------------



               Total assets ..................................... $   4,658,535

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      15,256

     Accrued trustee and evaluator fees .........................           844

                                                                  --------------



               Total liabilities ................................ $      16,100

                                                                  --------------



               Net assets, applicable to 44,905 units of

                 fractional undivided interest outstanding ...... $   4,642,435

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 70,000 units sold ............ $   7,051,616

       Less initial underwriting commission (Note 1) ............  (    345,499)

                                                                  --------------

                                                                  $   6,706,117

     Less cost of 25,095 units redeemed .........................  (  2,564,145)

                                                                  --------------

                                                                  $   4,141,972

     Undistributed net investment income ........................        62,623

     Unrealized appreciation (depreciation) of investments ......       276,106

     Accumulated net realized gain (loss) from

       investment transactions ..................................       161,734

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   4,642,435

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      33,427        $     101.99    $      1.40    $     103.39

     Quarterly................       3,931              101.99           1.40          103.39

     Semi-Annual..............       7,547              101.99           1.40          103.39

                                ---------------  ============  ==============  ===========

                                    44,905

                                ===============







See accompanying notes to financial statements.



      PAGE  11
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         FLORIDA INSURED TRUST 171

                                                (Series 668)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       278,845   $       298,914   $       315,100

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         6,300   $         6,695   $         6,956

    Evaluator fees ..................................              830               884               928

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         7,130   $         7,579   $         7,884

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       271,715   $       291,335   $       307,216

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        16,513   $         8,594   $        32,623

    Net change in unrealized appreciation or

      depreciation of investments ...................           68,273    (      347,606)          103,808

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        84,786   $(      339,012)  $       136,431

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       356,501   $(       47,677)  $       443,647

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       271,715   $       291,335   $       307,216

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           16,513             8,594            32,623

  Net change in unrealized appreciation or

    depreciation of investments .....................           68,273    (      347,606)          103,808

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       356,501   $(       47,677)  $       443,647

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      278,862)  $(      293,952)  $(      312,853)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      278,862)  $(      293,952)  $(      312,853)

                                                       ----------------  ----------------  ----------------



Redemption of 5,184, 1,759 and

    3,975 units, respectively .......................  $(      524,412)  $(      181,239)  $(      420,163)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      446,773)  $(      522,868)  $(      289,369)



Net assets at beginning of year .....................        5,089,208         5,612,076         5,901,445

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $62,623,$69,768 and $72,385,respectively) ..........  $     4,642,435   $     5,089,208   $     5,612,076

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  12
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     FLORIDA INSURED TRUST 171

                                                            (Series 668)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$     35,000        State of Florida, Department of Natural Resources,   2002 at 101         AAA        Aaa     $     36,209

                     Preservation 2000 Revenue Bonds, Series 1992 A,

                     6.250% Due 7/1/2013. (Escrow Secured To Optional

                     Redemption Date.)



      60,000        Florida Municipal Power Agency, All-Requirements     2002 at 102         AAA        Aaa           62,875

                     Power Supply Project Revenue Bonds, Series 1992,

                     6.250% Due 10/1/2021. (Escrow Secured To Optional

                     Redemption Date.)



     855,000        Citrus County, Florida, Pollution Control Refunding  2002 at 102         AAA        Aaa          876,478

                     Revenue Bonds, Series 1992 B (Florida Power

                     Corporation Crystal River Power Plant Project),

                     6.350% Due 2/1/2022.



   1,000,000        Escambia County Utilities Authority (Florida),       No Optional Call    AAA        Aaa        1,099,870

                     Utility System Revenue Bonds, Series 1992B, 6.250%

                     Due 1/1/2015.



     840,000        City of Holly Hill, Florida, Water and Sewer System  2002 at 102         AAA        Aaa          854,574

                     Improvement and Refunding Revenue Bonds, Series

                     1992, 6.125% Due 10/1/2022.



     380,000        Orange County, Florida, Capital Improvement and      No Optional Call    AAA        Aaa          223,698

                     Refunding Revenue Bonds, Series 1992, 0.000% Due

                     10/1/2011. (Original issue discount bonds

                     delivered on or about December 2, 1992 at a price

                     of 29.441% of principal amount.)



   1,045,000        City of Pembroke Pines, Florida, Consolidated        2001 at 102         AAA        Aaa        1,064,688

                     Utility Systems Revenue Bonds, Series 1992, 6.250%

                     Due 9/1/2017.



     350,000        Allegany Health System Revenue Bonds (Florida),      No Optional Call    AAA        Aaa          359,502

                     City of St. Petersburg Health Facilities

                     Authority, Allegany Health System Loan Program,

                     Series 1992, 5.750% Due 12/1/2021. (Escrow

                     Secured.)



------------                                                                                                    ------------

$  4,565,000                                                                                                    $  4,577,894

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  13






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     FLORIDA INSURED TRUST 171

                                                            (Series 668)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

All of the issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  Payment of principal and interest on three Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The sources of payment for the remaining issues in the Trust are divided as follows: Dedicated-Tax

Supported Revenue,  1; Power Revenue,  1; Water And/or Sewer Revenue,  3.



Approximately 63% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Water And/or Sewer Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 8% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 8 obligations issued by entities located in Florida.

      PAGE  14
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                          MASSACHUSETTS INSURED TRUST 98

                                   (Series 668)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $5,516,764) (Note 1) ............... $   5,775,857

     Accrued interest receivable ................................       118,495

                                                                  --------------



               Total assets ..................................... $   5,894,352

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      50,250

     Accrued trustee and evaluator fees .........................         1,016

                                                                  --------------



               Total liabilities ................................ $      51,266

                                                                  --------------



               Net assets, applicable to 56,661 units of

                 fractional undivided interest outstanding ...... $   5,843,086

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 70,000 units sold ............ $   7,171,832

       Less initial underwriting commission (Note 1) ............  (    351,389)

                                                                  --------------

                                                                  $   6,820,443

     Less cost of 13,339 units redeemed .........................  (  1,365,973)

                                                                  --------------

                                                                  $   5,454,470

     Undistributed net investment income ........................        68,735

     Unrealized appreciation (depreciation) of investments ......       259,093

     Accumulated net realized gain (loss) from

       investment transactions ..................................        60,788

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   5,843,086

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      40,077        $     101.91    $      1.21    $     103.12

     Quarterly................       5,452              101.91           1.21          103.12

     Semi-Annual..............      11,132              101.91           1.21          103.12

                                ---------------  ============  ==============  ===========

                                    56,661

                                ===============







See accompanying notes to financial statements.



      PAGE  15
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                       MASSACHUSETTS INSURED TRUST 98

                                                (Series 668)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       348,630   $       358,505   $       377,525

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         7,472   $         7,695   $         7,962

    Evaluator fees ..................................              984             1,013             1,066

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         8,456   $         8,708   $         9,028

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       340,174   $       349,797   $       368,497

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         5,257   $        11,508   $        22,979

    Net change in unrealized appreciation or

      depreciation of investments ...................           51,412    (      279,946)           37,051

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        56,669   $(      268,438)  $        60,030

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       396,843   $        81,359   $       428,527

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       340,174   $       349,797   $       368,497

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            5,257            11,508            22,979

  Net change in unrealized appreciation or

    depreciation of investments .....................           51,412    (      279,946)           37,051

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       396,843   $        81,359   $       428,527

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      342,293)  $(      352,220)  $(      372,582)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      342,293)  $(      352,220)  $(      372,582)

                                                       ----------------  ----------------  ----------------



Redemption of 1,675, 1,803 and

    3,279 units, respectively .......................  $(      170,359)  $(      187,775)  $(      345,925)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      115,809)  $(      458,636)  $(      289,980)



Net assets at beginning of year .....................        5,958,895         6,417,531         6,707,511

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $68,735,$70,853 and $73,277,respectively) ..........  $     5,843,086   $     5,958,895   $     6,417,531

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  16
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   MASSACHUSETTS INSURED TRUST 98

                                                            (Series 668)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    415,000        The Commonwealth of Massachusetts, General           2001 at 100         AAA        Aaa     $    418,017

                     Obligation Bonds, Consolidated Loan of 1991,

                     Series A, 6.000% Due 6/1/2011. (Original issue

                     discount bonds delivered on or about May 30, 1991

                     at a price of 83.500% of principal amount.)

                     (Escrow Secured To Optional Redemption Date.)



     870,000        Massachusetts Bay Transportation Authority, General  2002 at 102         AAA        Aaa          902,042

                     Transportation System Bonds, 1992 Series C, 6.100%

                     Due 3/1/2023. (Escrow Secured To Optional

                     Redemption Date.)



     320,000        Massachusetts Health and Educational Facilities      2002 at 100         AAA        Aaa          321,258

                     Authority, Revenue Bonds, Boston University Issue,

                     Series M, 6.000% Due 10/1/2022. (Original issue

                     discount bonds delivered on or about May 27, 1992

                     at a price of 92.165% of principal amount.)



     970,000        Massachusetts Health and Educational Facilities      2003 at 102         AAA        Aaa        1,026,551

                     Authority, Revenue Bonds, Massachusetts General

                     Hospital Issue, Series F, 6.250% Due 7/1/2020.

                     (Escrow Secured To Optional Redemption Date.)



     895,000        Massachusetts Health and Educational Facilities      2002 at 102         AAA        Aaa          929,556

                     Authority, Revenue Bonds, McLean Hospital Issue,

                     Series C, 6.625% Due 7/1/2015.



     500,000        Massachusetts Housing Finance Agency, Residential    2002 at 102         AAA        Aaa          514,155

                     Development Bonds, 1992 Series D, 6.875% Due

                     11/15/2021.



     300,000        Massachusetts Industrial Finance Agency, Revenue     No Optional Call    AAA        Aaa          195,930

                     Bonds, Brandeis University Issue, 1989 Series C,

                     0.000% Due 10/1/2009. (Original issue discount

                     bonds delivered on or about July 11, 1989 at a

                     price of 25.614% of principal amount.)



     450,000        Massachusetts Industrial Finance Agency, Revenue     2001 at 102         AAA        Aaa          460,057

                     Refunding Bonds, Mount Holyoke College Issue,

                     Series 1992A, 6.300% Due 7/1/2013.





      PAGE  17






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   MASSACHUSETTS INSURED TRUST 98

                                                            (Series 668)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    495,000        Massachusetts Health and Educational Facilities      2002 at 102         AAA        Aaa     $    510,667

                     Authority, Revenue Bonds, South Shore Hospital

                     Issue, Series D, 6.500% Due 7/1/2022.



     475,000        Massachusetts Health and Educational Facilities      2002 at 102         AAA        Aaa          497,624

                     Authority, Revenue Bonds, South Shore Hospital

                     Issue, Series D, 6.500% Due 7/1/2022. (Escrow

                     Secured To Optional Redemption Date.)



------------                                                                                                    ------------

$  5,690,000                                                                                                    $  5,775,857

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



All of the issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  Payment of principal and interest on four Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The sources of payment for the remaining issues in the Trust are divided as follows: Education

Revenue,  3; Health Care Facility Revenue,  2; Multi-Family Housing Revenue,

1.



Approximately 24% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 18% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 10 obligations issued by entities located in Massachusetts.

      PAGE  18
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  19
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 668:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 668 (comprising, California Insured Trust 205, Florida Insured Trust 171 and Massachusetts Insured Trust
98), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 668, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  20
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  21
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 26, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 668
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 26, 2001
 DOCUMENT
   TYPE  EX-27.1 INS STATE MA 98
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882889
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  668
   NAME  MASSACHUSETTS INSURED TRUST
   NUMBER  98
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     5,516,764
   INVESTMENTS-AT-VALUE     5,775,857
   RECEIVABLES       118,495
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     5,894,352
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        51,266
   TOTAL-LIABILITIES        51,266
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    56,661
   SHARES-COMMON-PRIOR    58,336
   ACCUMULATED-NII-CURRENT        68,735
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        60,788
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       259,093
   NET-ASSETS     5,843,086
   DIVIDEND-INCOME  0
   INTEREST-INCOME       348,630
   OTHER-INCOME  0
   EXPENSES-NET         8,456
   NET-INVESTMENT-INCOME       340,174
   REALIZED-GAINS-CURRENT         5,257
   APPREC-INCREASE-CURRENT        51,412
   NET-CHANGE-FROM-OPS       396,843
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       342,293
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    70,000
   NUMBER-OF-SHARES-REDEEMED    13,339
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -115,809
   ACCUMULATED-NII-PRIOR        70,853
   ACCUMULATED-GAINS-PRIOR        55,531
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 INS STATE FL 171
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882889
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  668
   NAME  FLORIDA INSURED TRUST
   NUMBER  171
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     4,301,788
   INVESTMENTS-AT-VALUE     4,577,894
   RECEIVABLES        80,641
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     4,658,535
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        16,100
   TOTAL-LIABILITIES        16,100
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    44,905
   SHARES-COMMON-PRIOR    50,089
   ACCUMULATED-NII-CURRENT        62,623
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       161,734
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       276,106
   NET-ASSETS     4,642,435
   DIVIDEND-INCOME  0
   INTEREST-INCOME       278,845
   OTHER-INCOME  0
   EXPENSES-NET         7,130
   NET-INVESTMENT-INCOME       271,715
   REALIZED-GAINS-CURRENT        16,513
   APPREC-INCREASE-CURRENT        68,273
   NET-CHANGE-FROM-OPS       356,501
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       278,862
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    70,000
   NUMBER-OF-SHARES-REDEEMED    25,095
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -446,773
   ACCUMULATED-NII-PRIOR        69,768
   ACCUMULATED-GAINS-PRIOR       145,222
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 INS STATE CA 205
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882889
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  668
   NAME  CALIFORNIA INSURED TRUST
   NUMBER  205
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     4,984,127
   INVESTMENTS-AT-VALUE     5,279,640
   RECEIVABLES        86,631
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     5,366,271
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        87,158
   TOTAL-LIABILITIES        87,158
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    51,345
   SHARES-COMMON-PRIOR    54,507
   ACCUMULATED-NII-CURRENT        34,611
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        80,646
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       295,513
   NET-ASSETS     5,279,113
   DIVIDEND-INCOME  0
   INTEREST-INCOME       312,113
   OTHER-INCOME  0
   EXPENSES-NET         7,300
   NET-INVESTMENT-INCOME       304,813
   REALIZED-GAINS-CURRENT         9,846
   APPREC-INCREASE-CURRENT        -6,412
   NET-CHANGE-FROM-OPS       308,247
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       306,643
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    70,000
   NUMBER-OF-SHARES-REDEEMED    18,655
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -319,649
   ACCUMULATED-NII-PRIOR        36,442
   ACCUMULATED-GAINS-PRIOR        70,800
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0